SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of equipment, declining method annual rates [Table Text Block]
Furniture and equipment	20%

Computer equipment	30%

Vehicles	30%

Mining and exploration equipment	20%

Schedule of debt securities at fair value [Table Text Block]
Level 1 - Cash equivalents	December 31, 2022	December 31, 2021	December 31, 2020

Money market funds	$5,559,705	$2,688,758	$3,772,568
	$5,559,705	$2,688,758	$3,772,568

Schedule of fair value of financial assets and liabilities [Table Text Block]
	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$5,781,000	$5,781,000	$-	$-
Restricted cash	296,322	296,322	-	-
Marketable securities	3,497,166	3,497,166	-	-
Total	$9,574,488	$9,574,488	$-	$-
	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$4,675,328	$4,675,328	$-	$-
Restricted cash	296,322	296,322	-	-
Marketable securities	3,373,358	3,373,358	-	-
Total	$8,345,008	$8,394,754	$-	$-
	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$4,451,256	$4,451,256	$-	$-
Restricted cash	296,322	296,322	-	-
Marketable securities	2,345,984	2,345,984	-	-
Total	$4,451,256	$4,451,256	$-	$-